Long Term Obligations (Details) - Schedule of future minimum obligations - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Schedule of future minimum obligations [Abstract]
2015		$ 438,707
2015	$ 192,000	129,284
2016		451,868
2016	192,000	129,284
2017		465,424
2017	112,000	120,189
2018		$ 159,796
2018
Total minimum obligations		$ 1,515,795
Total minimum obligations	496,000	378,757
Amounts representing interest	(26,000)	(22,950)
Present value of future minimum payments	470,000	355,807
Current portion of long term obligations	(176,000)	(116,571)
Long term obligations, less current portion	$ 294,000	$ 239,236